DEFERRED INCOME (Tables)	9 Months Ended
Sep. 30, 2024
Schedule Of Deferred Income
SCHEDULE OF DEFERRED INCOME

As at	September 30, 2024	December 31, 2023
Deferred income from customers	$-	$12,112
Deferred income from government	83,100	95,562
	$83,100	$107,674
Current portion	$14,428	$12,112
Long-term portion	68,672	95,562
	$83,100	$107,674